Estimated Future Annual Amortization Expense for Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 49
2014	43
2015	40
2016	38
2017	35
Thereafter	$ 114